Share Based Payment - Summary of Number and Weighted Average Exercise Price of Employee Stock Options under Bona Vita ESOP (Detail)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance	$ 1.98
Weighted average exercise price per share outstanding, ending balance	$ 1.98	$ 1.98
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	13,664	21,955	21,711
Number of options, granted | shares	0		11,789
Number of options, Forfeited and expired | shares	(9,117)	(8,291)	(11,545)
Number of options, Exercised | shares	(4,547)
Number of options outstanding, ending balance | shares	0	13,664	21,955
Number of options, exercisable | shares		13,664	11,370
Weighted average exercise price per share outstanding, beginning balance	$ 0.0154	$ 0.0154	$ 0.0154
Weighted average exercise price per share, Granted			0.0154
Weighted average exercise price per share, Forfeited and expired	0.0141	0.0154	0.0154
Weighted average exercise price per share, Exercised	$ 0.0141
Weighted average exercise price per share outstanding, ending balance		0.0154	0.0154
Weighted average exercise price per share, ending balance		$ 0.0154	$ 0.0154